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Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

23 December 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	The Victory Institutional Funds
File Nos. 333-115476, 811-21584

Mesdames and Gentlemen:

We understand that our client, The Victory Institutional Funds (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 19 under the Securities Act and No. 20 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to update and conform disclosure across various funds in the Victory Fund Complex.

The Amendment is being filed under Rule 485(a) under the Securities Act because of a change of control of Victory Capital Management Inc. (the “Adviser”) which took place on 31 July 2013.  A new Investment Advisory Agreement was approved by shareholders of the Registrant.

Audited financial data was not available at the time of preparation of the Amendment and will be provided in a filing under Rule 485(b) under the Securities Act.  Registrant expects that the Amendment will become effective automatically on March 1, 2014.

If you have any questions concerning the filing, please call me at 212-468-8053 or Robert E. Putney, III at 212-336-4451.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:	Karen L. Rossotto, Division of Investment Management
Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
John A. Danko, Citi Fund Services Ohio, Inc.
Brenda J. Fleissner, Ernst & Young LLP
Nathan J. Greene, Shearman & Sterling LLP

Robert E. Putney, III
Isabelle Sajous